SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
CondensedConsolidatedStatementsOfOperationsLineItems [Line Items]
Weighted average common stock outstanding, basic	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780
Weighted average common stock outstanding, diluted	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780
Previously Reported [Member]
CondensedConsolidatedStatementsOfOperationsLineItems [Line Items]
Weighted average common stock outstanding, basic		1,238,271,472
Weighted average common stock outstanding, diluted		1,238,271,472
Revision of Prior Period, Adjustment [Member]
CondensedConsolidatedStatementsOfOperationsLineItems [Line Items]
Weighted average common stock outstanding, basic		12,553,853
Weighted average common stock outstanding, diluted		12,553,853